PLAN TERMINATION	12 Months Ended
Oct. 31, 2025
John Deere Tax Deferred Savings Plan for Wage Employees
PLAN TERMINATION
PLAN TERMINATION
6.	PLAN TERMINATION

Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event of termination of the Plan, account balances would become fully vested and be distributed to participants.